Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 429,824	$ 419,676
Accounts receivable, net	25,513	59,631
Investment tax credits receivable	128,718	171,204
Other tax credits	30,525	35,351
Prepaid expenses	29,190	27,911
Total Current Assets	643,770	800,621
Investments	670,822	709,047
Long term deposits
Intangible assets	1,932
Property and equipment, net	17,225	20,799
Total Assets	1,333,749	1,530,467
Current liabilities
Accounts payable	13,601	36,802
Accrued liabilities	26,308	21,487
Deferred revenue	57,862	89,844
Total current liabiliities	99,855	148,133
Deferred rent	2,084
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2018 and 2017.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at March 31, 2020 and 8,136,348 shares as at March 31, 2019.	19,491,842	19,491,842
Additional paid-in capital	2,966,068	2,963,912
Accumulated deficit	(20,631,105)	(20,622,106)
Accumulated other comprehensive income	(592,912)	(451,314)
Total shareholders' equity	1,233,894	1,382,334
Total liability and equity	$ 1,333,749	$ 1,530,467